Financial Instruments by Category - Summary of Financial Instruments by Category (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about financial instruments [line items]
Trade and other payables	₩ 7,214,174	₩ 8,317,822
Borrowings	10,520,690	10,218,165
Other financial liabilities	1,074,149	1,075,838
Lease liabilities	1,059,453	1,179,909
Cash and cash equivalents	3,716,680	2,879,554	₩ 2,449,062	₩ 3,019,592
Trade and other receivables	7,688,183	8,574,457
Other financial assets	4,103,418	4,164,961
Financial assets at amortized cost [member]
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents	3,716,680	2,879,554
Trade and other receivables	7,573,409	8,458,259
Other financial assets	962,653	1,385,921
Financial assets at fair value through profit or loss [member]
Disclosure of detailed information about financial instruments [line items]
Other financial assets	1,029,926	939,661
Derivatives used for hedging [member]
Disclosure of detailed information about financial instruments [line items]
Other financial liabilities	3	24,547
Other financial assets	445,471	159,211
Financial liabilities at amortized cost [member]
Disclosure of detailed information about financial instruments [line items]
Trade and other payables	7,214,174	8,317,822
Borrowings	10,520,690	10,218,165
Other financial liabilities	942,135	915,185
Financial liabilities designated as at fair value through profit or loss [member]
Disclosure of detailed information about financial instruments [line items]
Other financial liabilities	132,011	136,106
Financial assets at fair value through other comprehensive income [member]
Disclosure of detailed information about financial instruments [line items]
Trade and other receivables	114,774	116,198
Other financial assets	1,665,368	1,680,168
Others [member]
Disclosure of detailed information about financial instruments [line items]
Lease liabilities	₩ 1,059,453	₩ 1,179,909